OTHER EXPENSE	6 Months Ended
Jun. 30, 2026
Other expense (income) [Abstract]
Other Expense	Other (Income) Expense

	For the three months ended June 30		For the six months ended June 30
	2026	2025	2026	2025
Other expense:
Loulo-Gounkoto reduced operations costs[1]	$42	$58	$54	$125
Loss on Kibali JV Receivable	—	—	46	—
Litigation legal expenses	3	16	8	20
Bank charges	2	2	3	3
Loulo-Gounkoto[2]	210	1,035	210	1,035
Litigation settlement accruals	—	—	—	91
Loss on non-hedge derivatives	—	1	—	1
Loss (gain) on warrant investments at FVPL	—	(1)	—	(1)
Other	11	(1)	7	17
Total other expense	$268	$1,110	$328	$1,291
Other income:
Remeasurement of contingent consideration	($41)	$—	($96)	$—
Interest income on other assets	(8)	(12)	(18)	(23)
Gain on sale of non-current assets	(10)	(745)	(9)	(745)
Total other income	($59)	($757)	($123)	($768)
Total other (income) expense	$209	$353	$205	$523
[1]2026 expenses relate to remobilization costs.  Refer to note 4 for further details.
[2]2026 expenses relate to additional royalties, penalties and interest paid to the Government of Mali due to the retrospective application of the 2023
Mining Code to 2024 and 2025, while 2025 reflects the net loss recognized due to the change of control in Q2 2025, partially offset by the value of the retained investment in Loulo-Gounkoto.  Refer to note 4 for further details.